TOTAL SALES - Sales by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	€ 41,649	€ 44,859	€ 39,163
Asia [Member]
Revenues	15,872	17,939	14,119
France
Revenues	10,021	11,350	11,577
USA
Revenues	5,611	5,194	2,048
Other geographical Areas [Member]
Revenues	€ 10,146	€ 10,377	€ 11,419